Convertible Notes (Details) - Schedule of carrying value of convertible debt non current - Xos, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes (Details) - Schedule of carrying value of convertible debt non current [Line Items]
Convertible notes, non-current portion		$ 7,064	$ 6,333
Debt discount recognized		(690)	(427)
Debt discount amortized		28	6
Net convertible notes, non-current portion		$ 6,402	$ 5,912